Financial Assets and Financial Liabilities	12 Months Ended
Jun. 30, 2025
Financial Assets and Financial Liabilities [Abstract]
Financial assets and financial liabilities

5 Financial assets and financial liabilities

(a) Cash and cash equivalents

	30 June 2025 $	30 June 2024 $	30 June 2023 $
Current assets
Cash at bank and on hand	29,116,835	18,575,040	11,699,066
	29,116,835	18,575,040	11,699,066

(i) Reconciliation to cash flow statement

The above figures reconcile to the amount of cash shown in the consolidated statement of cash flows at the end of the financial year and period, respectively, as follows:

	30 June 2025 $	30 June 2024 $	30 June 2023 $
Balances as above
Balances per statement of cash flows	29,116,835	18,575,040	11,699,066
	29,116,835	18,575,040	11,699,066

(ii) Classification as cash equivalents

Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition and are repayable with 24 hours notice with no loss of interest.

(iii) Risk exposure

The group’s exposure to interest rate risk is discussed in note 10. The maximum exposure to credit risk at the end of the reporting year is the carrying amount of each class of cash and cash equivalents mentioned above.

(b) Trade and other receivables

	30-Jun-25			30-Jun-24			30-Jun-23
		Non-			Non-			Non-
	Current	current	Total	Current	current	Total	Current	current	Total
	$	$	$	$	$	$	$	$	$
Trade receivables	-	-	-		-	-	104,708	-	104,708
Accrued receivables (i)	10,171,532	-	10,171,532	802,988	-	802,988	4,362,249	-	4,362,249
Other receivables	228,528	-	228,528	184,425	-	184,425	951	-	951
	10,400,060	-	10,400,060	987,413	-	987,413	4,467,908	-	4,467,908

(i) Accrued receivables

Accrued receivables comprise $10,171,532 from the Australian Taxation Office in relation to the R&D tax incentive (30 June 2024: $802,988).

(c) Trade and other payables

		30-Jun-25			30-Jun-24			30-Jun-23
			Non-			Non-			Non-
		Current	current	Total	Current	current	Total	Current	current	Total
	Notes	$	$	$	$	$	$	$	$	$
Trade payables		6,347,397	-	6,347,397	6,434,524	-	6,434,524	2,956,528	-	2,956,528
Amounts due to employees	15(b)	-	-	-	490,335	-	490,335	252,487	169,202	421,689
Accrued expenses	-	2,750,662	-	2,750,662	1,680,442	-	1,680,442	1,568,189	-	1,568,189
Other payables		242,934	-	242,934	248,302		248,302	345,291	-	345,291
R&D advance		-	-	-	2,003,190	-	-	-	-	-
		9,340,993	-	9,340,993	10,856,793	-	8,853,603	5,122,495	169,202	5,291,697

(d) Other financial liabilities

	30 June 2025			30 June 2024
	Current	Non- current	Total	Current	Non- current	Total
	$	$	$	$	$	$
Diaprost contingent consideration	1,328,087	8,841,829	10,169,916	-	9,458,869	9,458,869
NanoMab contingent consideration*	1,832,833	4,899,858	6,732,691	2,594,015	5,709,332	8,303,347
NeoIndicate contingent consideration	-	1,870,454	1,870,454	-	439,102	439,102
Pivalate contingent consideration	225,245	1,933,981	2,159,226	-	1,775,926	1,775,926
Pharma15 deferred consideration	-	-	-	1,226,994	-	1,226,994
Pharma15 contingent consideration	-	1,134,164	1,134,164	-	1,347,293	1,347,293
TRIMT contingent consideration	-	8,423,667	8,423,667	1,369,290	6,915,443	8,284,733
UCLA contingent consideration	-	-	-	-	-	-
MD Anderson contingent consideration	35,172	1,573,034	1,608,206	-	1,461,324	1,461,324
Advanced payment liability	-	-	-	1,128,890	-	1,128,890
	3,421,337	28,676,987	32,098,324	6,319,189	27,107,289	33,426,478

*	Payment to be made in the form of ordinary shares in the company, based on the price of the 7 day volume weighted average price (VWAP) prior to the announcement of the milestone on the ASX.

Deferred consideration includes amounts related to the provision of upfront license fees to Pharma 15. The contingent consideration includes amounts related to the provision of milestone payments. For more information, please refer to note 13.

Advance payment liability relates to the share placement agreement with Lind Global Fund II, LP. The amount represents the fair value of the advance payment liability under the agreement and was repaid in fiscal 2025.

(e) Financial liabilities with significant estimation uncertainty

Total
At 30 June 2025	$
Financial Liabilities
NanoMab contingent consideration	6,732,691
Diaprost contingent consideration	10,169,916
TRIMT contingent consideration	8,423,667
Pivalate contingent consideration	2,159,226
NeoIndicate contingent consideration	1,870,454
Pharma15 contingent consideration	1,134,164
MD Anderson contingent consideration	1,608,206
Advance payment liability	-
Total financial liabilities	32,098,324

Total
At 30 June 2024	$
Financial Liabilities
NanoMab contingent consideration	8,303,347
Diaprost contingent consideration	9,458,869
TRIMT contingent consideration	8,284,733
Pivalate contingent consideration	1,775,926
NeoIndicate contingent consideration	439,102
Pharma15 contingent consideration	1,347,293
Pharma15 deferred consideration	1,226,994
MD Anderson contingent consideration	1,461,324
Total financial liabilities	32,297,588

Contingent consideration

The amortized cost of contingent consideration relating to the acquisition of licenses is estimated using a present value technique which discounts the management’s estimate of the probability that the milestone will be achieved. For more information refer to note 13 and note 9.

The weighted average effective interest rate used at 30 June 2025 was 8.46% (2024: 8.96%). The effective interest rate for each instrument was based on the expected rate of return for the instrument, which has been determined using the pricing model. Contingent consideration is carried on the statement of financial position sheet at amortized cost using the effective interest method; this approximates fair value